Summary of Significant Accounting Policies - Summary of Assets Measured at Fair Value on Recurring Basis (Detail) - Fair Value, Measurements, Recurring - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets measured at fair value on a recurring basis	$ 76,343	$ 91,473	$ 108,028
Cash
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets measured at fair value on a recurring basis	17
Money Market Funds | Cash and Cash Equivalents
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets measured at fair value on a recurring basis	61,215	33,774	6,804
U.S. Treasury Securities | Cash and Cash Equivalents
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets measured at fair value on a recurring basis			238
U.S. Treasury Securities | Marketable Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets measured at fair value on a recurring basis	15,111	57,699	100,986
Active Markets (Level 1)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets measured at fair value on a recurring basis	76,343	91,473	108,028
Active Markets (Level 1) | Cash
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets measured at fair value on a recurring basis	17
Active Markets (Level 1) | Money Market Funds | Cash and Cash Equivalents
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets measured at fair value on a recurring basis	61,215	33,774	6,804
Active Markets (Level 1) | U.S. Treasury Securities | Cash and Cash Equivalents
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets measured at fair value on a recurring basis			238
Active Markets (Level 1) | U.S. Treasury Securities | Marketable Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets measured at fair value on a recurring basis	$ 15,111	$ 57,699	$ 100,986